Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 102,368	$ 81,860	[1]
Non-current assets	212,801	218,570
United States
Disclosure of geographical areas [line items]
Revenue	25,702	24,052
Non-current assets	8,600	6,791
Germany
Disclosure of geographical areas [line items]
Revenue	14,490	13,685
Canada
Disclosure of geographical areas [line items]
Revenue	12,034	4,520
Non-current assets	186,109	180,421
China
Disclosure of geographical areas [line items]
Revenue	11,980	9,127
Non-current assets	13,916	24,047
Poland
Disclosure of geographical areas [line items]
Revenue	11,262	1,769
United Kingdom
Disclosure of geographical areas [line items]
Revenue	8,178	7,967
Non-current assets	0	2,913
Netherlands
Disclosure of geographical areas [line items]
Revenue	4,812	103
France
Disclosure of geographical areas [line items]
Revenue	3,307	6,903
Denmark
Disclosure of geographical areas [line items]
Revenue	2,240	2,529
Non-current assets	4,176	4,398
Belgium
Disclosure of geographical areas [line items]
Revenue	2,089	3,430
India
Disclosure of geographical areas [line items]
Revenue	2,034	656
Taiwan
Disclosure of geographical areas [line items]
Revenue	1,381	640
Spain
Disclosure of geographical areas [line items]
Revenue	857	763
Norway
Disclosure of geographical areas [line items]
Revenue	779	591
Australia
Disclosure of geographical areas [line items]
Revenue	51	3,711
Japan
Disclosure of geographical areas [line items]
Revenue	76	541
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 1,096	$ 873

[1]	Comparative information has been restated due to a discontinued operation (note 7).